Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	₩ 3,526,006	₩ 3,181,388
Merchandise	107	20
Work-in-progress	137,681	118,640
Finished goods	71,406	57,659
Supplies	1,577,721	1,284,607
Inventories in transit	679,358	827,437
Other inventories	9,807	9,692
Total Inventories	6,002,086	5,479,443
Acquisition cost [Member]
Inventory [Line Items]
Raw materials	3,528,835	3,182,711
Merchandise	107	20
Work-in-progress	138,709	118,640
Finished goods	72,923	57,659
Supplies	1,581,661	1,289,160
Inventories in transit	679,358	827,437
Other inventories	9,807	9,692
Total Inventories	6,011,400	5,485,319
Valuation allowance [Member]
Inventory [Line Items]
Raw materials	(2,829)	(1,323)
Work-in-progress	(1,028)
Finished goods	(1,517)
Supplies	(3,940)	(4,553)
Total Inventories	₩ (9,314)	₩ (5,876)